ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE [Abstract]
Balance at the beginning of year	1,323,490	304,796	348,862
Additions/(reversals) charged to bad debt expense	1,137,574	1,576,739	(209,845)
Reversals/(write-offs) charged against the allowance	(957,443)	(558,045)	165,779
Balance at the end of year	1,503,621	1,323,490	304,796